Derivative Financial Instruments - Additional Information (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2019 USD ($)	Apr. 16, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	R$ 825,924	R$ 595,380
Financial assets at fair value	1,397,699	1,287,781
Recognition of an unrealized gain (loss)	325,452	298,094	R$ (90,171)
Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $					$ 79
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	139,702	163,353
Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,244,869	804,929
Recognition of an unrealized gain (loss)	56,491	(123,224)	4,469
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	24,057	21,813
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Recognition of an unrealized gain (loss)	62,803	166,987	380,946
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	24,057	20,081	(4,723)
Forward foreign currency contract [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 426		$ 375
Financial assets at fair value	202,013	233,564	219,930
Foreign currency options [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	338,592	246,323
Foreign currency options [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				195		159
Recognition of an unrealized gain (loss)	R$ 35,487	R$ 45,949	R$ 160,464
Foreign currency options [member] | Level 2 of fair value hierarchy [member] | Senior notes hedging [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				118		129
Foreign currency options [member] | Level 2 of fair value hierarchy [member] | Dollar loan [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				30		$ 30
Foreign currency options [member] | Level 2 of fair value hierarchy [member] | OPIC [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 47